FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 9) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	$ 8,223,103		$ 8,223,103		$ 5,248,755
Net effect in loss allowance changes	2,201,482				27,825
New debt instruments purchased	8,874,360	[1]	6,585,597	[2]	5,149,131	[3]
Debt instruments that have been derecognized	(4,562,875)	[1]	(2,706,038)	[2]	(2,218,892)	[3]
Translation adjustment	199,079
Ending balance	10,235,831		8,223,103		$ 8,223,103
Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	15,729
Net effect in loss allowance changes	2,577
Transfer to 12-Month ECL	3,455
Transfer to lifetime ECL not credit-impaired	(878)
New debt instruments purchased	6,508
Debt instruments that have been derecognized	(10,786)
Translation adjustment	755
Ending balance	14,783		15,729
Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	1,601,051
Net effect in loss allowance changes	770,102
Translation adjustment	35,783
Ending balance	1,759,775		1,601,051
Stage One [Member] | Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	8,932
Net effect in loss allowance changes	5,044
Transfer to 12-Month ECL	3,955
Transfer to lifetime ECL not credit-impaired	1,089
New debt instruments purchased	6,508
Debt instruments that have been derecognized	(7,072)
Translation adjustment	762
Ending balance	14,174		8,932
Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	1,042,597
Net effect in loss allowance changes	343,594
Translation adjustment	28,636
Ending balance	1,215,323		1,042,597
Stage Two [Member] | Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	6,797
Net effect in loss allowance changes	(2,467)
Transfer to 12-Month ECL	(500)
Transfer to lifetime ECL not credit-impaired	(1,967)
New debt instruments purchased	0
Debt instruments that have been derecognized	(3,714)
Translation adjustment	(7)
Ending balance	$ 609		$ 6,797

[1]	The provision for loan losses, net COP 4,311,485 differs from the COP 3,851,625 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 459,860 due to the recovery of charged-off loans.
[2]	The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.
[3]	The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.